iShares
®
Global Comm Services ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .4%
CAR Group Ltd. .......................... 53,379 $ 952,872
REA Group Ltd. .......................... 7,052 679,345
Telstra Group Ltd. ........................ 1,576,496 5,528,564
7,160,781
a
Brazil  —  0 .1%
Telefonica Brasil SA , NVS , ADR ............... 52,279 687,992
a
Canada  —  1 .3%
BCE, Inc. .............................. 131,384 2,830,094
Rogers Communications, Inc. , Class B , NVS ...... 54,410 1,770,123
TELUS Corp. ........................... 219,982 2,326,621
6,926,838
a
China  —  6 .6%
Baidu, Inc. , Class A
(a)
...................... 309,750 4,422,003
NetEase, Inc. ........................... 243,100 6,243,235
Tencent Holdings Ltd. ...................... 425,400 23,474,653
34,139,891
a
Finland  —  0 .2%
Elisa OYJ .............................. 20,278 851,008
a
France  —  1 .6%
Orange SA ............................. 258,600 4,876,881
Publicis Groupe SA ....................... 31,892 3,151,659
8,028,540
a
Germany  —  2 .5%
Deutsche Telekom AG , Registered ............. 478,305 13,040,641
a
Italy  —  0 .4%
Telecom Italia SpA
(a)
....................... 246,901 2,248,091
a
Japan  —  9 .4%
KDDI Corp. ............................. 395,700 6,646,852
Konami Group Corp. ...................... 14,900 1,632,249
LY Corp. ............................... 349,700 930,747
Nexon Co. Ltd. .......................... 55,300 734,941
Nintendo Co. Ltd. ......................... 163,700 6,881,947
NTT, Inc. .............................. 7,399,600 6,582,154
SoftBank Corp. .......................... 4,055,700 5,178,839
SoftBank Group Corp. ..................... 547,500 20,308,568
48,896,297
a
Mexico  —  0 .6%
America Movil SAB de CV , Series B ............ 2,542,110 3,292,568
a
Netherlands  —  1 .1%
Koninklijke KPN N.V. ...................... 539,254 2,663,254
Universal Music Group N.V. .................. 147,299 3,085,845
5,749,099
a
Norway  —  0 .3%
Telenor ASA ............................ 88,688 1,270,491
a
Singapore  —  0 .7%
Singapore Telecommunications Ltd. ............ 998,000 3,407,189
a
South Korea  —  0 .5%
NAVER Corp. ........................... 19,893 2,581,188
a
Security Shares Value
a
Spain  —  0 .9%
Cellnex Telecom SA
(a) (b)
..................... 79,803 $ 2,385,763
Telefonica SA ........................... 559,211 2,247,373
4,633,136
a
Sweden  —  0 .8%
Millicom International Cellular SA
(a)
............. 13,696 1,243,049
Tele2 AB , Class B ........................ 78,213 1,361,062
Telia Co. AB ............................ 326,862 1,592,092
4,196,203
a
Switzerland  —  0 .5%
Swisscom AG , Registered ................... 3,581 2,762,118
a
United Kingdom  —  1 .9%
Autotrader Group PLC
(b)
.................... 114,716 759,629
BT Group PLC .......................... 800,479 2,019,430
Informa PLC ............................ 178,717 2,144,168
Rightmove PLC .......................... 105,815 615,548
Vodafone Group PLC ...................... 2,725,119 3,606,864
WPP PLC .............................. 151,993 471,458
9,617,097
a
United States  —  68 .9%
Alphabet, Inc. , Class A ..................... 189,019 67,549,720
Alphabet, Inc. , Class C , NVS ................. 152,356 53,831,946
AT&T, Inc. .............................. 978,956 20,264,389
Charter Communications, Inc. , Class A
(a) (c)
........ 11,783 1,675,660
Comcast Corp. , Class A .................... 501,961 12,323,143
EchoStar Corp. , Class A
(a)
................... 19,205 1,949,308
Electronic Arts, Inc. ....................... 31,738 6,507,560
Fox Corp. , Class A , NVS .................... 28,108 1,466,113
Fox Corp. , Class B ........................ 19,596 917,877
Live Nation Entertainment, Inc.
(a)
.............. 22,297 4,082,804
Meta Platforms, Inc. , Class A ................. 152,872 86,111,269
Netflix, Inc.
(a)
............................ 295,596 21,105,554
News Corp. , Class A , NVS .................. 51,415 1,276,634
News Corp. , Class B ...................... 16,978 476,403
Omnicom Group, Inc. ...................... 40,157 2,924,634
Paramount Skydance Corp. , Class B , NVS
(c)
...... 44,249 436,295
Take-Two Interactive Software, Inc.
(a)
............ 24,527 6,131,260
TKO Group Holdings, Inc. , Class A ............. 8,875 1,786,626
T-Mobile U.S., Inc. ........................ 65,567 10,997,553
Trade Desk, Inc. (The) , Class A
(a)
.............. 60,166 1,087,801
Verizon Communications, Inc. ................ 516,263 21,858,575
Walt Disney Co. (The) ..................... 244,659 23,548,429
Warner Bros Discovery, Inc.
(a)
................ 349,184 9,309,245
357,618,798
a
Total Long-Term Investments — 99.7%
(Cost: $ 529,161,359 ) ................................ 517,107,966
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 2,198,482 2,199,141
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 814,769 814,769
a
Total Short-Term Securities — 0.6%
(Cost: $ 3,013,867 ) .................................. 3,013,910

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Comm Services ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Security Value
Total Investments —   100 .3%
(Cost: $ 532,175,226 ) ................................ $ 520,121,876
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (1,326,118)
Net Assets — 100.0% ................................. $ 518,795,758
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 2,434,838  $ —  $ (235,627)
(a)
$ (113) $ 43  $ 2,199,141  2,198,482  $ 37,550
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 224,714  590,055
(a)
—  —  —  814,769  814,769  5,518  —
$ —  $ (113) $ 43
$ 3,013,910
$ 43,068  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ..................................................................... 9 09/10/26 $ 224 $ 9,265
E-Mini S&P Comm Services Select Sector Index ................................................ 10 09/18/26 1,413 (43,353)
Euro STOXX 50 Index ................................................................. 2 09/18/26 145 1,181
$ (32,907)

iShares
®
Global Comm Services ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 371,039,737  $ 146,068,229  $ —  $ 517,107,966
Short-Term Securities
Money Market Funds ...................................... 3,013,910  —  —  3,013,910
$ 374,053,647  $ 146,068,229  $ —  $ 520,121,876
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 10,446  $ —  $ —  $ 10,446
Liabilities
Equity Contracts ........................................... (43,353) —  —  (43,353)
$ (32,907) $ —  $ —  $ (32,907)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)